Restatement of Previously Issued Financial Statements - Consolidated Balance Sheets (Details) - USD ($)		Dec. 31, 2016	Sep. 30, 2016		Jun. 30, 2016		Mar. 31, 2016		Dec. 31, 2015		Dec. 31, 2014		Dec. 31, 2013
Current assets
Cash and cash equivalents		$ 1,368,000,000	$ 1,250,000,000	[1]	$ 1,287,000,000	[1]	$ 1,092,000,000	[1]	$ 1,044,000,000	[1],[2]	$ 831,000,000	[2]	$ 744,000,000
Restricted cash		75,000,000	117,000,000	[1]	96,000,000	[1]	104,000,000	[1]	50,000,000	[1]
Marketable securities		110,000,000	93,000,000	[1]	141,000,000	[1]	286,000,000	[1]	96,000,000	[1]
Accounts receivables, net		462,000,000	630,000,000	[1]	727,000,000	[1]	710,000,000	[1]	718,000,000	[1]
Amount due from related parties - current		376,000,000	493,000,000	[1]	470,000,000	[1]	585,000,000	[1]	639,000,000	[1]
Other current assets		495,000,000	324,000,000		335,000,000		364,000,000		395,000,000	[1]
Total current assets		2,886,000,000	2,907,000,000	[1]	3,056,000,000	[1]	3,141,000,000	[1]	2,942,000,000	[1]
Non-current assets
Investment in associated companies		2,168,000,000	2,023,000,000	[1]	2,669,000,000	[1]	2,593,000,000	[1]	2,592,000,000	[1]
Marketable securities		0							195,000,000	[1]
Newbuildings		1,531,000,000	1,518,000,000	[1]	1,507,000,000	[1]	1,496,000,000	[1]	1,479,000,000	[1]
Drilling units		14,276,000,000	14,488,000,000	[1]	14,637,000,000	[1]	14,767,000,000	[1]	14,930,000,000	[1]
Restricted cash		0	32,000,000	[1]	35,000,000	[1]	35,000,000	[1]	198,000,000	[1]
Deferred tax assets		12,000,000	73,000,000	[1]	84,000,000	[1]	86,000,000	[1]	81,000,000	[1]
Equipment		41,000,000	43,000,000	[1]	44,000,000	[1]	44,000,000	[1]	46,000,000	[1]
Amount due from related parties - non-current		523,000,000	520,000,000	[1]	550,000,000	[1]	463,000,000	[1]	517,000,000	[1]
Assets held for sale - non-current		128,000,000	128,000,000	[1]	128,000,000	[1]	128,000,000	[1]	128,000,000	[1]
Other non-current assets		101,000,000	320,000,000	[1]	319,000,000	[1]	322,000,000	[1]	331,000,000	[1]
Total non-current assets		18,780,000,000	19,145,000,000	[1]	19,973,000,000	[1]	19,934,000,000	[1]	20,497,000,000	[1]
Total assets		21,666,000,000	22,052,000,000	[1]	23,029,000,000	[1]	23,075,000,000	[1]	23,439,000,000	[1]
Current liabilities
Current portion of long-term debt		3,195,000,000	3,136,000,000	[1]	2,347,000,000	[1]	1,278,000,000	[1]	1,489,000,000	[1]
Trade accounts payable		93,000,000	122,000,000	[1]	158,000,000	[1]	152,000,000	[1]	141,000,000	[1]
Short-term debt to related parties		83,000,000	110,000,000		144,000,000		177,000,000		152,000,000	[1]
Other current liabilities		1,352,000,000	1,365,000,000	[1]	1,512,000,000	[1]	1,461,000,000	[1]	1,560,000,000	[1]
Total current liabilities		4,723,000,000	4,733,000,000		4,161,000,000		3,068,000,000		3,342,000,000	[1]
Non-current liabilities
Long-term debt		6,319,000,000	6,728,000,000	[1]	7,717,000,000	[1]	9,205,000,000	[1]	9,054,000,000	[1]
Long-term debt due to related parties		330,000,000	334,000,000		337,000,000		254,000,000		438,000,000	[1]
Deferred tax liabilities		112,000,000	188,000,000	[1]	161,000,000	[1]	153,000,000	[1]	136,000,000	[1]
Other non-current liabilities		119,000,000	131,000,000		165,000,000		183,000,000		401,000,000	[1]
Total non-current liabilities		6,880,000,000	7,381,000,000	[1]	8,380,000,000	[1]	9,795,000,000	[1]	10,029,000,000	[1]
Equity
Common shares		1,008,000,000	1,008,000,000	[1]	1,016,000,000	[1]	985,000,000	[1]	985,000,000	[1]
Additional paid in capital		3,306,000,000	3,298,000,000	[1]	3,300,000,000	[1]	3,273,000,000	[1]	3,275,000,000	[1]
Contributed surplus		1,956,000,000	1,956,000,000	[1]	1,956,000,000	[1]	1,956,000,000	[1]	1,956,000,000	[1]
Accumulated other comprehensive loss		53,000,000	13,000,000	[1]	(103,000,000)	[1]	(150,000,000)	[1]	(142,000,000)	[1]
Retained earnings		3,198,000,000	3,118,000,000	[1]	3,770,000,000	[1]	3,517,000,000	[1]	3,379,000,000	[1]
Total Shareholder’s equity		9,521,000,000	9,393,000,000	[1]	9,939,000,000	[1]	9,581,000,000	[1]	9,453,000,000	[1]
Non-controlling interest		542,000,000	545,000,000	[1]	549,000,000	[1]	631,000,000	[1]	615,000,000	[1]	626,000,000		690,000,000
Total equity		10,063,000,000	9,938,000,000	[1]	10,488,000,000	[1]	10,212,000,000	[1]	10,068,000,000	[1]	10,390,000,000		$ 8,202,000,000
Total liabilities and equity		$ 21,666,000,000	22,052,000,000	[1]	23,029,000,000	[1]	23,075,000,000	[1]	23,439,000,000	[1]
As previously filed on Form 20-F
Current assets
Cash and cash equivalents			1,250,000,000	[1]	1,287,000,000	[1]	1,092,000,000	[1]	1,044,000,000	[1],[2]	831,000,000	[2]
Restricted cash	[1]		117,000,000		96,000,000		104,000,000		50,000,000
Marketable securities	[1]		93,000,000		141,000,000		286,000,000		96,000,000
Accounts receivables, net	[1]		630,000,000		727,000,000		710,000,000		718,000,000
Amount due from related parties - current	[1]		493,000,000		470,000,000		585,000,000		639,000,000
Other current assets			324,000,000		335,000,000		364,000,000		395,000,000	[1]
Total current assets	[1]		2,907,000,000		3,056,000,000		3,141,000,000		2,942,000,000
Non-current assets
Investment in associated companies	[1]		2,014,000,000		2,656,000,000		2,583,000,000		2,590,000,000
Marketable securities	[1]								228,000,000
Newbuildings	[1]		1,518,000,000		1,507,000,000		1,496,000,000		1,479,000,000
Drilling units	[1]		14,488,000,000		14,637,000,000		14,767,000,000		14,930,000,000
Restricted cash	[1]		32,000,000		35,000,000		35,000,000		198,000,000
Deferred tax assets	[1]		73,000,000		84,000,000		86,000,000		81,000,000
Equipment	[1]		43,000,000		44,000,000		44,000,000		46,000,000
Amount due from related parties - non-current	[1]		520,000,000		550,000,000		463,000,000		517,000,000
Assets held for sale - non-current	[1]		128,000,000		128,000,000		128,000,000		128,000,000
Other non-current assets	[1]		320,000,000		319,000,000		322,000,000		331,000,000
Total non-current assets	[1]		19,136,000,000		19,960,000,000		19,924,000,000		20,528,000,000
Total assets	[1]		22,043,000,000		23,016,000,000		23,065,000,000		23,470,000,000
Current liabilities
Current portion of long-term debt	[1]		3,136,000,000		2,347,000,000		1,278,000,000		1,489,000,000
Trade accounts payable	[1]		122,000,000		158,000,000		152,000,000		141,000,000
Short-term debt to related parties			110,000,000		144,000,000		177,000,000		152,000,000	[1]
Other current liabilities	[1]		1,525,000,000		1,666,000,000		1,627,000,000		1,684,000,000
Total current liabilities			4,893,000,000		4,315,000,000		3,234,000,000		3,466,000,000	[1]
Non-current liabilities
Long-term debt	[1]		6,728,000,000		7,717,000,000		9,205,000,000		9,054,000,000
Long-term debt due to related parties			334,000,000		337,000,000		254,000,000		438,000,000	[1]
Deferred tax liabilities	[1]		188,000,000		161,000,000		153,000,000		136,000,000
Other non-current liabilities			131,000,000		165,000,000		183,000,000		401,000,000	[1]
Total non-current liabilities	[1]		7,381,000,000		8,380,000,000		9,795,000,000		10,029,000,000
Equity
Common shares	[1]		1,008,000,000		1,016,000,000		985,000,000		985,000,000
Additional paid in capital	[1]		3,298,000,000		3,300,000,000		3,273,000,000		3,275,000,000
Contributed surplus	[1]		1,956,000,000		1,956,000,000		1,956,000,000		1,956,000,000
Accumulated other comprehensive loss	[1]		13,000,000		(103,000,000)		(150,000,000)		(120,000,000)
Retained earnings	[1]		2,961,000,000		3,615,000,000		3,354,000,000		3,275,000,000
Total Shareholder’s equity	[1]		9,236,000,000		9,784,000,000		9,418,000,000		9,371,000,000
Non-controlling interest	[1]		533,000,000		537,000,000		618,000,000		604,000,000
Total equity	[1]		9,769,000,000		10,321,000,000		10,036,000,000		9,975,000,000
Total liabilities and equity	[1]		22,043,000,000		23,016,000,000		23,065,000,000		23,470,000,000
Restatement Adjustment | Derivative valuation adjustments
Current assets
Cash and cash equivalents			0	[1]	0	[1]	0	[1]	0	[1],[2]	0	[2]
Restricted cash	[1]		0		0		0		0
Marketable securities	[1]		0		0		0		0
Accounts receivables, net	[1]		0		0		0		0
Amount due from related parties - current	[1]		0		0		0		0
Other current assets			0		0		0		0	[1]
Total current assets	[1]		0		0		0		0
Non-current assets
Investment in associated companies	[1]		19,000,000		23,000,000		20,000,000		12,000,000
Marketable securities	[1]								0
Newbuildings	[1]		0		0		0		0
Drilling units	[1]		0		0		0		0
Restricted cash	[1]		0		0		0		0
Deferred tax assets	[1]		0		0		0		0
Equipment	[1]		0		0		0		0
Amount due from related parties - non-current	[1]		0		0		0		0
Assets held for sale - non-current	[1]		0		0		0		0
Other non-current assets	[1]		0		0		0		0
Total non-current assets	[1]		19,000,000		23,000,000		20,000,000		12,000,000
Total assets	[1]		19,000,000		23,000,000		20,000,000		12,000,000
Current liabilities
Current portion of long-term debt	[1]		0		0		0		0
Trade accounts payable	[1]		0		0		0		0
Short-term debt to related parties			0		0		0		0	[1]
Other current liabilities	[1]		(160,000,000)		(154,000,000)		(166,000,000)		(124,000,000)
Total current liabilities			(160,000,000)		(154,000,000)		(166,000,000)		(124,000,000)	[1]
Non-current liabilities
Long-term debt	[1]		0		0		0		0
Long-term debt due to related parties			0		0		0		0	[1]
Deferred tax liabilities	[1]		0		0		0		0
Other non-current liabilities			0		0		0		0	[1]
Total non-current liabilities	[1]		0		0		0		0
Equity
Common shares	[1]		0		0		0		0
Additional paid in capital	[1]		0		0		0		0
Contributed surplus	[1]		0		0		0		0
Accumulated other comprehensive loss	[1]		0		0		0		0
Retained earnings	[1]		167,000,000		165,000,000		173,000,000		125,000,000
Total Shareholder’s equity	[1]		167,000,000		165,000,000		173,000,000		125,000,000
Non-controlling interest	[1]		12,000,000		12,000,000		13,000,000		11,000,000
Total equity	[1]		179,000,000		177,000,000		186,000,000		136,000,000
Total liabilities and equity	[1]		19,000,000		23,000,000		20,000,000		12,000,000
Restatement Adjustment | Other adjustments
Current assets
Cash and cash equivalents			0	[1]	0	[1]	0	[1]	0	[1],[2]	$ 0	[2]
Restricted cash	[1]		0		0		0		0
Marketable securities	[1]		0		0		0		0
Accounts receivables, net	[1]		0		0		0		0
Amount due from related parties - current	[1]		0		0		0		0
Other current assets			0		0		0		0	[1]
Total current assets	[1]		0		0		0		0
Non-current assets
Investment in associated companies	[1]		(10,000,000)		(10,000,000)		(10,000,000)		(10,000,000)
Marketable securities	[1]								(33,000,000)
Newbuildings	[1]		0		0		0		0
Drilling units	[1]		0		0		0		0
Restricted cash	[1]		0		0		0		0
Deferred tax assets	[1]		0		0		0		0
Equipment	[1]		0		0		0		0
Amount due from related parties - non-current	[1]		0		0		0		0
Assets held for sale - non-current	[1]		0		0		0		0
Other non-current assets	[1]		0		0		0		0
Total non-current assets	[1]		(10,000,000)		(10,000,000)		(10,000,000)		(43,000,000)
Total assets	[1]		(10,000,000)		(10,000,000)		(10,000,000)		(43,000,000)
Current liabilities
Current portion of long-term debt	[1]		0		0		0		0
Trade accounts payable	[1]		0		0		0		0
Short-term debt to related parties			0		0		0		0	[1]
Other current liabilities	[1]		0		0		0		0
Total current liabilities			0		0		0		0	[1]
Non-current liabilities
Long-term debt	[1]		0		0		0		0
Long-term debt due to related parties			0		0		0		0	[1]
Deferred tax liabilities	[1]		0		0		0		0
Other non-current liabilities			0		0		0		0	[1]
Total non-current liabilities	[1]		0		0		0		0
Equity
Common shares	[1]		0		0		0		0
Additional paid in capital	[1]		0		0		0		0
Contributed surplus	[1]		0		0		0		0
Accumulated other comprehensive loss	[1]		0		0		0		(22,000,000)
Retained earnings	[1]		(10,000,000)		(10,000,000)		(10,000,000)		(21,000,000)
Total Shareholder’s equity	[1]		(10,000,000)		(10,000,000)		(10,000,000)		(43,000,000)
Non-controlling interest	[1]		0		0		0		0
Total equity	[1]		(10,000,000)		(10,000,000)		(10,000,000)		(43,000,000)
Total liabilities and equity	[1]		$ (10,000,000)		$ (10,000,000)		$ (10,000,000)		$ (43,000,000)

[1]	Refer to Note 39 "Restatement of previously issued financial statements"
[2]	Refer to Note 39 "Restatement of previously issued financial statements"